SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10:-    SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ National Market under the symbol "RDWR".

a.          Rights of shares:

Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.         Treasury stock:

In April 2014 the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 40,000 of the Company's Ordinary shares in the open market, subject to normal trading restrictions. During 2014 the Company purchased a total of 887,855 of its Ordinary shares for total consideration of $ 15,169. Total consideration for the purchase of these Ordinary shares was recorded as Treasury shares, at cost, as part of shareholders' equity.

c.         Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.         Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated and the Directors and Consultants Option Plan ("the Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire between 5.2 years to 6 years from the grant date. The options vest primarily over four years. Each option is exercisable for one Ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 24,379,912 Ordinary shares. As of December 31, 2014, an aggregate of 76,963 Ordinary shares of the Company were still available for future grants.

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing market price of the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2014, 1,000,000 Ordinary shares have been reserved for option grants under this addendum. As of December 31, 2014, an aggregate of 763,306 Ordinary shares of the Company, under this addendum, were still available for future grants.

Restricted Shares Units ("RSUs"):

In addition to granting stock options, since 2013, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 1997 Plans. RSUs vest primarily over a four years period of employment. RSUs that are cancelled or forfeited become available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the Company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 2,000,000 Ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's Ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each Ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

As of December 31, 2014, 1,744,440 Ordinary shares are available for issuance under future ESPP. During 2014 and 2013, there was no offering under the ESPP.

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2014 is as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	7,073,511	11.74	2.62	44,716
Granted	1,239,375	17.14
Exercised	(3,058,966)	7.35
Expired	-	-
Forfeited	(551,000)	14.83

Outstanding at December 31, 2014	4,702,920	15.54	3.22	30,474

Exercisable at December 31, 2014	1,265,300	15.57	1.58	8,161

Vested and expected to vest at December 31, 2014	4,320,142	15.99	3.14	26,033

The aggregate intrinsic value of options outstanding at December 31, 2014, represents intrinsic value of 4,702,920 outstanding options that are in-the-money as of December 31, 2014. All outstanding options are  in the money as of December 31, 2014.

The aggregate intrinsic value of options exercisable at December 31, 2014 represents intrinsic value of 1,265,300 outstanding options that are in-the-money as of December 31, 2014. All exercisable options are in the money as of December 31, 2014.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2013 and 2014 was $ 6.16, $ 5.02 and $ 5.42, respectively.

As of December 31, 2014, there was approximately $ 10,643 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.53 years. Total grant-date fair value of vested options for the year ended December 31, 2014 was approximately $ 6,841.

The options outstanding under the Company's Stock Option Plans as of December 31, 2014 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$7.65	60,350	0.25	7.65	60,350	7.65
$11.94-14.47	1,861,533	3.32	13.58	334,200	12.19
$15.09-19.30	2,781,037	3.21	17.03	870,750	17.41

	4,702,920			1,265,300

The following table summarizes information relating to RSUs, as well as changes to such awards during 2014:

Year ended ,December 31
2014
Number in thousands

Outstanding at January 1, 2014	185,215
Granted	336,242
Vested	(21,797)
Forfeited	(37,306)

Outstanding as of December 31, 2014	462,354

           As of December 31, 2014, there was approximately $ 4,988 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.87 years

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2014 was $ 16.98.

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2012	2013	2014

Cost of sales	$66	$53	$79
Research and development	1,103	1,562	1,421
Selling and marketing	3,298	2,552	2,950
General and administrative	916	1,207	2,932

Total Expenses	$5,383	$5,374	$7,382